Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 1,035,220		¥ 1,208,698		$ 148,034
Amount due to related parties	154,422		172,348		22,082
Related Party
Related Party Transaction [Line Items]
Amount due from related parties	94,821		106,934		13,559
Amount due to related parties	18,613		69,606		2,662
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	12,679	$ 1,813	12,243	¥ 14,248
Kingsoft Group | Purchase of equity interests from
Related Party Transaction [Line Items]
Amount	14,515	2,076
Kingsoft Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	5,716		6,455		817
Amount due to related parties	3,461		2,662		495
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	38,350	5,484	19,444	13,293
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	52,832	7,555	6,668	9,565
Tencent Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	50,516		40,481		7,224
Amount due to related parties	9,554		12,570		1,366
OrionStar Group | Services received from
Related Party Transaction [Line Items]
Amount				2,324
OrionStar Group | Services provided to
Related Party Transaction [Line Items]
Amount				2,402
Pixiu Group | Services provided to
Related Party Transaction [Line Items]
Amount	1,134	162	1,220	972
Pixiu Group | Loans and interest received from
Related Party Transaction [Line Items]
Amount	6,369	911	1,519	1,458
Pixiu Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	17,245		21,839		2,466
Other Related Parties | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	21,344		26,282		3,052
Amount due to related parties	5,598		54,374		$ 801
Liveme Group | Services provided to
Related Party Transaction [Line Items]
Amount	3,594	514	27,531	¥ 35,006
Liveme Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties			11,877
Others | Sales of products and equipment
Related Party Transaction [Line Items]
Amount	2,246	321	¥ 17,726
Others | Loans and interest repaid to
Related Party Transaction [Line Items]
Amount	¥ 49,693	$ 7,106